UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22048
Investment Company Act File Number
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

	Principal
Security	Amount		Value
Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,303,500

Total Albania			$1,303,500

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$943,356

Total Bermuda			$943,356

Brazil — 5.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	457,177	$269,885
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,613,506
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	3,250,000	1,861,143
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	20,289,000	11,359,854
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,541,599
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	4,773,779
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	372,867

Total Brazil			$27,792,633

Chile — 1.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	85,908,040	$173,160
Government of Chile, 3.00%, 1/1/15(2)	CLP	751,695,350	1,572,400
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	140,271
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	4,666,117
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	915,727

Total Chile			$7,467,675

Colombia — 4.4%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$5,292,049
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	5,203,479
Republic of Colombia, 12.00%, 10/22/15	COP	15,960,000,000	10,737,722
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	1,749,800,000	1,001,877
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	3,000,000,000	1,643,704

Total Colombia			$23,878,831

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29	USD	756,200	$457,501

Total Congo			$457,501

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	52,027,144	$78,776
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,844,936	10,524

Total Costa Rica			$89,300

Dominican Republic — 0.5%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,066,256
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,886,913

Total Dominican Republic			$2,953,169

	Principal
Security	Amount		Value
Egypt — 0.1%
Arab Republic of Egypt, 8.75%, 7/18/12(1)(5)	EGP	1,690,000	$266,434

Total Egypt			$266,434

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$293,300

Total Georgia			$293,300

Greece — 0.0%(3)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$242,422

Total Greece			$242,422

Hungary — 7.4%
Hungary Government Bond, 5.50%, 2/12/14	HUF	1,525,600,000	$7,358,735
Hungary Government Bond, 5.50%, 2/12/16	HUF	862,500,000	4,038,050
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,681,011
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	875,916
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,764,219
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,952,362
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	7,674,108
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,517,229
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,627,299
Hungary Government Bond, 7.50%, 10/24/13	HUF	452,000,000	2,309,401
Hungary Government Bond, 7.50%, 11/12/20	HUF	256,300,000	1,298,479
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	310,814

Total Hungary			$40,407,623

Indonesia — 8.8%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$4,677,046
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	501,192
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,404,857
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,007,094
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	4,824,769
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	3,902,379
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	3,914,813
Indonesia Government, 9.50%, 7/15/31	IDR	25,804,000,000	2,705,741
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	2,992,918
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,220,238
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,515,805
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	948,431
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	2,525,997
Indonesia Government, 10.50%, 8/15/30	IDR	24,610,000,000	2,818,536
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,216,733
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,842,567
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,003,967
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,032,045
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,255,897

Total Indonesia			$48,311,025

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	565,068	$165,590
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,433,775	452,890

Total Israel			$618,480

	Principal
Security	Amount		Value
Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$361,545

Total Macedonia			$361,545

Malaysia — 5.3%
Malaysian Government, 2.509%, 8/27/12	MYR	3,800,000	$1,232,444
Malaysian Government, 3.21%, 5/31/13	MYR	5,925,000	1,938,173
Malaysian Government, 3.502%, 5/31/27	MYR	4,125,000	1,203,085
Malaysian Government, 3.70%, 5/15/13	MYR	6,355,000	2,101,399
Malaysian Government, 3.741%, 2/27/15	MYR	24,076,000	7,958,260
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	3,572,644
Malaysian Government, 4.012%, 9/15/17	MYR	9,770,000	3,249,946
Malaysian Government, 4.24%, 2/7/18	MYR	15,775,000	5,309,670
Malaysian Government, 4.378%, 11/29/19	MYR	3,750,000	1,262,807
Malaysian Government, 4.498%, 4/15/30	MYR	3,480,000	1,121,178

Total Malaysia			$28,949,606

Mexico — 4.4%
Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,771,198
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,443,224
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	827,520
Government of Mexico, 8.00%, 12/19/13	MXN	35,400,000	3,089,914
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,836,368
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	618,256
Government of Mexico, 8.50%, 11/18/38	MXN	16,600,000	1,409,614
Government of Mexico, 9.00%, 12/20/12	MXN	39,000,000	3,428,374
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,120,661
Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	4,453,678
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,325,138

Total Mexico			$24,323,945

Montenegro — 0.5%
Republic of Montenegro, 7.875%, 9/14/15	EUR	2,000,000	$2,858,101

Total Montenegro			$2,858,101

Pakistan — 0.1%
Republic of Pakistan, 7.125%, 3/31/16(6)	USD	896,000	$771,488

Total Pakistan			$771,488

Peru — 2.1%
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	$1,003,776
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	879,977
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	753,646
Republic of Peru, 7.84%, 8/12/20	PEN	7,570,000	3,119,824
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	465,707
Republic of Peru, 8.20%, 8/12/26	PEN	4,950,000	2,119,922
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,264,297
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	762,963

Total Peru			$11,370,112

Philippines — 1.1%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,168,274
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,092,821

Total Philippines			$6,261,095

	Principal
Security	Amount		Value
Poland — 1.0%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,800,728	$640,821
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	701,225
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,191,015
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,780,491
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,031,313

Total Poland			$5,344,865

South Africa — 5.5%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,016,921	$857,903
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,129,295	842,999
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	3,189,788	446,444
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	2,913,584	528,682
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,397,137
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,577,343
Republic of South Africa, 7.00%, 2/28/31	ZAR	12,700,000	1,480,437
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,880,579
Republic of South Africa, 7.50%, 1/15/14	ZAR	5,070,000	708,665
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,691,965
Republic of South Africa, 8.75%, 12/21/14	ZAR	10,290,000	1,481,076
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,861,372
Republic of South Africa, 13.50%, 9/15/15	ZAR	24,525,000	4,144,596

Total South Africa			$29,899,198

Sri Lanka — 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$950,000

Total Sri Lanka			$950,000

Taiwan — 0.5%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$429,933
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,556,867

Total Taiwan			$2,986,800

Thailand — 4.2%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$714,653
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,074,845
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,077,309
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,037,591
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,048,612
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,434,329
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,532,737

Total Thailand			$22,920,076

Turkey — 9.2%
Turkey Government Bond, 0.00%, 4/25/12	TRY	19,569,000	$11,103,634
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	6,333,974
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,319,355
Turkey Government Bond, 10.00%, 1/9/13	TRY	8,595,000	5,519,400
Turkey Government Bond, 10.00%, 4/10/13	TRY	7,165,000	4,615,306
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	4,989,511
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,014,640
Turkey Government Bond, 11.00%, 8/6/14	TRY	9,221,000	6,139,038
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,213,768
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	855,664
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	974,043

Total Turkey			$50,078,333

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,179,179	$812,290

Total Uruguay			$812,290

Venezuela — 0.8%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(6)	USD	6,137,000	$3,421,377
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(6)	USD	1,368,100	923,468

Total Venezuela			$4,344,845

Total Foreign Government Bonds (identified cost $352,593,014)			$347,257,548

Collateralized Mortgage Obligations — 0.9%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
Series 2001-56, Class KZ, 6.50%, 10/25/31	$4,639,575	$5,142,832

Total Collateralized Mortgage Obligations (identified cost $5,248,520)		$5,142,832

Mortgage Pass-Throughs — 5.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$4,749,244	$5,333,220
7.00%, with maturity at 2032	3,376,930	3,843,160
7.50%, with maturity at 2034	735,281	855,791

		$10,032,171

Federal National Mortgage Association:
2.904%, with maturity at 2035(7)(8)	$1,686,329	$1,766,265
4.447%, with maturity at 2035(7)	1,447,577	1,566,551
5.00%, with maturity at 2017	7,244,078	7,740,417
6.00%, with maturity at 2032	1,030,939	1,119,868
6.50%, with various maturities to 2033(8)	3,582,492	3,960,320
7.00%, with various maturities to 2033	2,075,143	2,356,687
8.50%, with maturity at 2032	1,201,523	1,444,705

		$19,954,813

Total Mortgage Pass-Throughs (identified cost $29,226,672)		$29,986,984

U.S. Government Agency Obligations — 1.3%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,231,828
5.25%, 12/9/22	2,700,000	2,992,035

Total U.S. Government Agency Obligations (identified cost $7,825,458)		$7,223,863

Precious Metals — 0.6%

	Troy
Description	Ounces	Value
Gold	2,421	$3,223,250

Total Precious Metals (identified cost $3,255,929)		$3,223,250

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	5,600	EUR	1.22	5/11/11	$20,364
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	149,600

Total Currency Options Purchased (identified cost $591,330)						$169,964

Put Options Purchased — 0.1%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
KOSPI 200 Index	28,650,000	KRW	205	10/13/11	$54,772
KOSPI 200 Index	28,650,000	KRW	200	10/11/12	159,205
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	22,500

Total Put Options Purchased (identified cost $547,687)					$236,477

Short-Term Investments — 23.5%

Foreign Government Securities — 17.1%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	10,400	$5,951,318

Total Brazil			$5,951,318

Croatia — 1.9%
Croatia Treasury Bill, 0.00%, 3/31/11	EUR	440	$601,089
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	525	716,971
Croatia Treasury Bill, 0.00%, 5/5/11	EUR	341	465,017
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	700	952,990
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	819	1,113,978
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	415,340
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	799,935
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	4,681,765
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	728,732

Total Croatia			$10,475,817

Egypt — 1.4%
Egypt Treasury Bill, 0.00%, 5/24/11(5)	EGP	1,700	$274,710
Egypt Treasury Bill, 0.00%, 6/14/11(5)	EGP	350	56,172
Egypt Treasury Bill, 0.00%, 6/28/11(5)	EGP	10,850	1,732,959
Egypt Treasury Bill, 0.00%, 7/12/11(5)	EGP	15,750	2,503,947
Egypt Treasury Bill, 0.00%, 7/26/11(5)	EGP	12,950	2,049,345
Egypt Treasury Bill, 0.00%, 8/2/11(5)	EGP	1,900	299,964
Egypt Treasury Bill, 0.00%, 8/9/11(5)	EGP	4,700	740,281

Total Egypt			$7,657,378

	Principal
	Amount
Security	(000’s omitted)		Value
Georgia — 0.3%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,500,000

Total Georgia			$1,500,000

Hong Kong — 1.9%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	34,000	$4,360,823
Hong Kong Treasury Bill, 0.00%, 3/9/11	HKD	3,500	448,875
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	34,000	4,358,956
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	9,500	1,217,317

Total Hong Kong			$10,385,971

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	3,129	$22,908
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	12,599	91,942
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	7,605	55,388

Total Iceland			$170,238

Israel — 3.9%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	5,394	$1,451,680
Israel Treasury Bill, 0.00%, 4/6/11	ILS	27,948	7,505,679
Israel Treasury Bill, 0.00%, 5/4/11	ILS	4,556	1,221,238
Israel Treasury Bill, 0.00%, 6/1/11	ILS	17,435	4,663,563
Israel Treasury Bill, 0.00%, 7/6/11	ILS	1,746	465,851
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,069,472

Total Israel			$21,377,483

Kazakhstan — 1.3%
Kazakhstan National Bank, 0.00%, 3/11/11	KZT	146,100	$993,408
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	86,300	586,692
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	134,000	910,405
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	55,581	377,530
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	485,160	3,293,701
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	164,968	1,115,068

Total Kazakhstan			$7,276,804

Lebanon — 1.2%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	239,940	$159,857
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	633,470	421,421
Lebanon Treasury Bill, 0.00%, 3/31/11	LBP	1,370,150	907,321
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	2,215,440	1,464,745
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	252,849
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	1,727,060	1,151,398
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	46,909
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	124,544
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,249,482

Total Lebanon			$6,778,526

Malaysia — 0.6%
Malaysia Treasury Bill, 0.00%, 3/2/11	MYR	6,000	$1,955,375
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	3,612	1,170,941

Total Malaysia			$3,126,316

	Principal
	Amount
Security	(000’s omitted)		Value
Serbia — 0.1%
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$433,979

Total Serbia			$433,979

South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	1,274,200	$1,136,274
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	645,650	572,653
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	2,487,310	2,203,287
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	637,100	563,350
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	176,810	157,725
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	236,190	210,798

Total South Korea			$4,844,087

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	$142,769
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	86,724
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	128,040
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	180,600	1,598,399
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	531,156
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	191,294

Total Sri Lanka			$2,678,382

Turkey — 0.5%
Turkey Government Bond, 0.00%, 5/11/11	TRY	285	$174,470
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	2,727,558

Total Turkey			$2,902,028

Uruguay — 1.1%
Uruguay Treasury Bill, 0.00%, 2/10/11	UYU	6,235	$316,748
Uruguay Treasury Bill, 0.00%, 2/18/11	UYU	32,000	1,623,337
Uruguay Treasury Bill, 0.00%, 3/1/11	UYU	11,875	601,207
Uruguay Treasury Bill, 0.00%, 3/3/11	UYU	6,786	343,422
Uruguay Treasury Bill, 0.00%, 4/13/11	UYU	12,435	624,503
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	12,500	622,233
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	8,600	426,074
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	604,911
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	259,700
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	301,083
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	6,725	323,892

Total Uruguay			$6,047,110

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 3/14/11	ZMK	1,150,000	$237,007
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	1,245,000	253,074
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	301,767
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	576,805
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	2,960,000	578,136

Total Zambia			$1,946,789

Total Foreign Government Securities (identified cost $93,614,913)			$93,552,226

U.S. Treasury Obligations — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/3/11(8)	$1,000	$999,994
United States Treasury Bill, 0.00%, 7/28/11	267	266,697

Total U.S. Treasury Obligations (identified cost $1,266,649)		$1,266,691

Other Securities — 6.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(9)	$33,459	$33,458,919

Total Other Securities (identified cost $33,458,919)		$33,458,919

Total Short-Term Investments (identified cost $128,340,481)		$128,277,836

Total Investments — 95.4% (identified cost $527,629,091)		$521,518,754

Other Assets, Less Liabilities — 4.6%		$25,398,659

Net Assets — 100.0%		$546,917,413

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
KRW	-	South Korean Won
KZT	-	Kazak Tenge
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $4,106,023 or 0.8% of the Portfolio’s net assets.
(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(3)		Amount is less than 0.05%.
(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(7)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $15,031.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $4,089,419 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investment includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/14/11	Euro 9,681,672	United States Dollar 12,555,288	Citigroup Global Markets	$(698,300)
2/14/11	Euro 1,570,000	United States Dollar 2,050,059	Goldman Sachs, Inc.	(99,171)
2/16/11	South African Rand 899,413	United States Dollar 126,857	Credit Suisse	2,031
2/24/11	Euro 189,000	United States Dollar 258,643	Goldman Sachs, Inc.	(52)
2/24/11	Euro 7,651,529	United States Dollar 10,257,564	JPMorgan Chase Bank	(215,524)
3/2/11	Israeli Shekel 3,100,000	United States Dollar 812,475	Deutsche Bank	(23,070)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	HSBC Bank USA	(11,999)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	HSBC Bank USA	(7,413)
3/21/11	Euro 158,872	United States Dollar 210,028	Goldman Sachs, Inc.	(7,365)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	Standard Chartered Bank	(10,301)
3/31/11	Euro 440,000	United States Dollar 593,472	HSBC Bank USA	(8,529)
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	Barclays Bank PLC	(1,942)
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	Citigroup Global Markets	(2,062)
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	Deutsche Bank	(3,422)
4/7/11	Euro 525,000	United States Dollar 703,432	HSBC Bank USA	(14,802)
4/29/11	Sri Lankan Rupee 130,200,000	United States Dollar 1,156,819	HSBC Bank USA	(10,522)
4/29/11	Sri Lankan Rupee 50,400,000	United States Dollar 447,403	Standard Chartered Bank	(4,470)
5/4/11	Israeli Shekel 1,696,000	United States Dollar 454,022	Barclays Bank PLC	(2,834)
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	Citigroup Global Markets	(10,375)
5/5/11	Euro 341,000	United States Dollar 446,846	HSBC Bank USA	(19,483)
6/1/11	Israeli Shekel 4,955,000	United States Dollar 1,353,271	Barclays Bank PLC	18,911

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
6/2/11	Euro 700,000	United States Dollar 856,310	HSBC Bank USA	$(100,531)
6/16/11	Euro 819,000	United States Dollar 1,009,999	Citigroup Global Markets	(109,252)
7/6/11	Israeli Shekel 1,746,000	United States Dollar 472,467	Deutsche Bank	2,445
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	HSBC Bank USA	(32,279)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(7,436)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(32,179)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(56,050)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(228,062)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(28,929)
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	90,587
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	1,989

				$(1,630,391)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/3/11	Serbian Dinar 34,253,000	Euro 322,078	HSBC Bank USA	$7,531
2/4/11	Czech Koruna 33,337,000	Euro 1,357,060	Deutsche Bank	28,472
2/4/11	Czech Koruna 25,900,000	Euro 1,056,238	Deutsche Bank	19,495
2/4/11	Serbian Dinar 17,127,000	Euro 160,745	Standard Bank	4,111
2/4/11	South African Rand 29,700,000	United States Dollar 4,215,816	Bank of America	(86,215)
2/7/11	Czech Koruna 53,630,000	Euro 2,157,229	Barclays Bank PLC	81,303
2/7/11	Czech Koruna 46,978,208	Euro 1,888,928	HSBC Bank USA	72,228
2/7/11	Serbian Dinar 25,627,000	Euro 239,058	JPMorgan Chase Bank	7,871
2/7/11	Zambian Kwacha 2,455,000,000	United States Dollar 509,336	Citigroup Global Markets	(2,142)
2/7/11	Zambian Kwacha 791,000,000	United States Dollar 164,108	JPMorgan Chase Bank	(690)
2/7/11	Zambian Kwacha 1,567,000,000	United States Dollar 323,734	Standard Bank	3
2/7/11	Zambian Kwacha 291,600,000	United States Dollar 60,245	Standard Bank	(2)
2/7/11	Zambian Kwacha 941,000,000	United States Dollar 195,634	Standard Chartered Bank	(1,227)
2/8/11	Czech Koruna 55,600,000	Euro 2,276,916	Bank of America	28,929
2/10/11	Indian Rupee 50,040,000	United States Dollar 1,098,573	Barclays Bank PLC	(10,510)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/10/11	Mexican Peso 11,903,502	United States Dollar 982,210	HSBC Bank USA	$(1,633)
2/10/11	Polish Zloty 45,772,000	Euro 11,721,983	Credit Suisse	(115,790)
2/10/11	Serbian Dinar 13,950,000	Euro 133,149	Deutsche Bank	(2)
2/10/11	Serbian Dinar 40,198,300	Euro 384,489	Deutsche Bank	(1,110)
2/10/11	South African Rand 29,480,000	United States Dollar 4,232,227	Bank of America	(137,023)
2/10/11	South Korean Won 1,168,000,000	United States Dollar 1,038,361	Credit Suisse	2,969
2/10/11	Thai Baht 615,825,000	United States Dollar 20,388,181	Citigroup Global Markets	(455,298)
2/14/11	New Turkish Lira 14,095,238	United States Dollar 8,937,441	Citigroup Global Markets	(168,464)
2/14/11	Russian Ruble 645,511,000	United States Dollar 21,082,729	HSBC Bank USA	559,624
2/14/11	Serbian Dinar 25,925,000	Euro 243,313	HSBC Bank USA	5,275
2/14/11	South Korean Won 1,350,600,000	United States Dollar 1,203,958	Standard Chartered Bank	(15)
2/14/11	Taiwan Dollar 15,840,000	United States Dollar 544,199	Barclays Bank PLC	1,415
2/15/11	Taiwan Dollar 15,020,000	United States Dollar 517,431	Credit Suisse	(52)
2/17/11	Colombian Peso 1,100,000,000	United States Dollar 590,604	Credit Suisse	(1,011)
2/18/11	Malaysian Ringgit 28,192,000	United States Dollar 9,197,742	Barclays Bank PLC	10,816
2/18/11	Serbian Dinar 19,210,000	Euro 182,154	Barclays Bank PLC	1,075
2/18/11	Serbian Dinar 43,440,000	Euro 409,429	Citigroup Global Markets	5,828
2/18/11	Serbian Dinar 19,076,000	Euro 179,877	Credit Suisse	2,446
2/18/11	Serbian Dinar 30,690,000	Euro 290,213	Deutsche Bank	2,811
2/18/11	Serbian Dinar 37,222,000	Euro 351,588	JPMorgan Chase Bank	3,947
2/18/11	Swedish Krona 13,000,000	Euro 1,448,952	Goldman Sachs, Inc.	30,921
2/22/11	Indian Rupee 96,573,000	United States Dollar 2,107,660	Standard Chartered Bank	(13,256)
2/22/11	Indonesian Rupiah 5,891,800,000	United States Dollar 644,899	Citigroup Global Markets	3,101
2/22/11	Norwegian Krone 14,564,882	Euro 1,839,534	HSBC Bank USA	1,432
2/24/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,409,903	Standard Chartered Bank	8,553
2/24/11	Malaysian Ringgit 18,037,500	United States Dollar 5,897,499	Barclays Bank PLC	(5,779)
2/24/11	Malaysian Ringgit 18,037,500	United States Dollar 5,897,692	Goldman Sachs, Inc.	(5,972)
2/24/11	Russian Ruble 62,400,000	United States Dollar 2,081,388	Barclays Bank PLC	9,162
2/24/11	Thai Baht 331,700,000	United States Dollar 10,843,945	JPMorgan Chase Bank	(107,511)
2/28/11	Czech Koruna 34,902,000	Euro 1,438,961	Goldman Sachs, Inc.	5,076

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/28/11	Swedish Krona 31,216,800	Euro 3,475,794	Standard Chartered Bank	$77,843
2/28/11	Thai Baht 64,200,000	United States Dollar 2,127,237	Credit Suisse	(49,215)
2/28/11	Thai Baht 84,000,000	United States Dollar 2,725,945	Standard Chartered Bank	(7,038)
3/2/11	Brazilian Real 36,460,000	United States Dollar 21,688,180	Goldman Sachs, Inc.	36,184
3/2/11	Brazilian Real 4,520,000	United States Dollar 2,671,395	Goldman Sachs, Inc.	21,807
3/2/11	Israeli Shekel 4,156,847	United States Dollar 1,160,141	Credit Suisse	(39,742)
3/7/11	Mexican Peso 32,250,000	United States Dollar 2,610,596	HSBC Bank USA	40,485
3/7/11	South Korean Won 440,000,000	United States Dollar 391,163	Bank of America	703
3/10/11	Polish Zloty 5,840,000	United States Dollar 1,908,325	Goldman Sachs, Inc.	119,677
3/10/11	Polish Zloty 80,645,720	United States Dollar 26,145,476	JPMorgan Chase Bank	1,859,598
3/14/11	Indian Rupee 37,500,000	United States Dollar 818,599	Credit Suisse	(8,488)
3/15/11	Serbian Dinar 16,525,000	Euro 151,647	Barclays Bank PLC	6,413
3/16/11	Serbian Dinar 16,430,000	Euro 151,989	Barclays Bank PLC	4,663
3/17/11	Serbian Dinar 23,125,000	Euro 215,337	Barclays Bank PLC	4,553
3/17/11	Serbian Dinar 18,495,000	Euro 172,287	HSBC Bank USA	3,553
3/18/11	Malaysian Ringgit 15,858,000	United States Dollar 5,167,155	Citigroup Global Markets	9,994
3/18/11	Serbian Dinar 19,420,000	Euro 182,176	Citigroup Global Markets	1,927
3/18/11	Serbian Dinar 18,160,000	Euro 170,725	Credit Suisse	1,298
3/18/11	Serbian Dinar 18,215,000	Euro 170,712	HSBC Bank USA	2,026
3/18/11	Swedish Krona 21,110,000	Euro 2,348,779	Standard Chartered Bank	53,202
3/21/11	Norwegian Krone 14,000,000	Euro 1,784,349	Goldman Sachs, Inc.	(23,309)
3/21/11	Serbian Dinar 47,610,000	Euro 449,787	Citigroup Global Markets	(66)
3/29/11	Indian Rupee 32,000,000	United States Dollar 699,224	Deutsche Bank	(9,792)
3/29/11	Indian Rupee 37,200,000	United States Dollar 812,937	Standard Chartered Bank	(11,472)
3/29/11	South Korean Won 550,000,000	United States Dollar 476,067	Bank of America	13,126
3/29/11	South Korean Won 562,000,000	United States Dollar 486,475	Credit Suisse	13,392
3/30/11	Malaysian Ringgit 6,300,000	United States Dollar 2,030,032	HSBC Bank USA	25,931
3/31/11	Polish Zloty 11,476,000	Euro 2,874,389	HSBC Bank USA	45,205
4/5/11	South African Rand 15,496,614	United States Dollar 2,318,464	Goldman Sachs, Inc.	(183,432)
4/6/11	Indian Rupee 74,100,000	United States Dollar 1,628,750	Barclays Bank PLC	(34,590)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/6/11	Indonesian Rupiah 1,538,500,000	United States Dollar 170,982	Barclays Bank PLC	$(3,138)
4/6/11	Indonesian Rupiah 1,880,500,000	United States Dollar 208,968	Credit Suisse	(3,813)
4/6/11	Indonesian Rupiah 1,880,500,000	United States Dollar 208,991	Deutsche Bank	(3,836)
4/6/11	Indonesian Rupiah 1,538,500,000	United States Dollar 170,944	Standard Chartered Bank	(3,100)
4/6/11	Polish Zloty 8,490,000	United States Dollar 2,793,177	Barclays Bank PLC	148,182
4/6/11	Polish Zloty 22,597,883	Euro 5,755,663	Goldman Sachs, Inc.	(45,194)
4/6/11	Serbian Dinar 26,033,000	Euro 239,054	HSBC Bank USA	7,951
4/7/11	Swedish Krona 9,790,000	Euro 1,087,560	Credit Suisse	26,113
4/7/11	Swedish Krona 10,778,000	Euro 1,201,258	Credit Suisse	23,355
4/7/11	Swedish Krona 4,340,000	Euro 486,585	Goldman Sachs, Inc.	5,475
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,919	Credit Suisse	2,533
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,854	Deutsche Bank	2,598
4/11/11	Malaysian Ringgit 1,240,000	United States Dollar 401,958	Goldman Sachs, Inc.	2,494
4/11/11	Malaysian Ringgit 1,220,000	United States Dollar 395,449	JPMorgan Chase Bank	2,480
4/11/11	Malaysian Ringgit 8,950,000	United States Dollar 2,921,018	Standard Chartered Bank	(1,786)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 315,934	Barclays Bank PLC	(2,668)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 316,004	Credit Suisse	(2,737)
4/12/11	Indonesian Rupiah 2,875,000,000	United States Dollar 316,212	Deutsche Bank	(2,946)
4/12/11	Malaysian Ringgit 7,320,000	United States Dollar 2,377,086	Barclays Bank PLC	10,361
4/13/11	Czech Koruna 33,030,000	Euro 1,345,856	Goldman Sachs, Inc.	26,671
4/13/11	Israeli Shekel 7,100,000	United States Dollar 2,000,899	Credit Suisse	(87,963)
4/13/11	Malaysian Ringgit 11,500,000	United States Dollar 3,723,370	HSBC Bank USA	27,205
4/13/11	Polish Zloty 10,680,000	Euro 2,723,100	Bank of America	(27,149)
4/13/11	Serbian Dinar 25,460,000	Euro 233,792	Citigroup Global Markets	6,855
4/14/11	Mexican Peso 207,900,000	United States Dollar 16,927,211	JPMorgan Chase Bank	111,479
4/14/11	Serbian Dinar 32,835,000	Euro 304,310	HSBC Bank USA	4,849
4/14/11	Serbian Dinar 7,475,000	Euro 69,245	JPMorgan Chase Bank	1,148
4/15/11	Serbian Dinar 38,875,000	Euro 357,833	Citigroup Global Markets	8,898
4/18/11	Serbian Dinar 19,418,000	Euro 179,880	Citigroup Global Markets	2,583
4/19/11	Indonesian Rupiah 3,780,000,000	United States Dollar 410,646	Credit Suisse	642

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/21/11	Indonesian Rupiah 17,270,000,000	United States Dollar 1,881,264	Standard Bank	$(2,941)
4/21/11	Serbian Dinar 33,685,000	Euro 313,933	HSBC Bank USA	1,377
4/26/11	Serbian Dinar 57,600,000	Euro 538,569	Credit Suisse	(1,518)
5/26/11	Yuan Renminbi 4,609,500	United States Dollar 700,000	Bank of America	2,474
5/26/11	Yuan Renminbi 9,223,200	United States Dollar 1,400,000	Barclays Bank PLC	5,589
5/26/11	Yuan Renminbi 4,610,200	United States Dollar 700,000	Citigroup Global Markets	2,581
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,740	Bank of America	2,596
6/3/11	Yuan Renminbi 1,950,000	United States Dollar 294,606	Deutsche Bank	2,729
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	Citigroup Global Markets	2,167
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	HSBC Bank USA	5,010
8/2/11	Brazilian Real 13,500,000	United States Dollar 7,721,787	HSBC Bank USA	18,595
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	9,054
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	6,815
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	(1,747)
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	(4,492)
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	(2,403)
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	598
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	868
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	1,412
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	415,473
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	526,436
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	(1,943)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	(2,673)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	(877)
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	(5,614)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	10,780
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(25,544)

				$2,967,472

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,870,465 and a payable of $375,923.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	34 Brent Crude Oil	Short	$(3,285,280)	$(3,434,340)	$(149,060)
2/11	34 Light Sweet Crude Oil	Long	2,959,350	3,134,460	175,110
3/11	12 Euro-Bobl	Short	(1,942,054)	(1,919,330)	22,724
3/11	18 Euro-Bund	Short	(3,094,116)	(3,049,536)	44,580
3/11	10 Euro-Buxl	Short	(1,475,993)	(1,441,441)	34,552
3/11	5 Japan 10-Year Bond	Short	(8,566,642)	(8,529,483)	37,159
3/11	17 U.S. 2-Year Treasury Note	Short	(3,720,079)	(3,726,187)	(6,108)
3/11	42 U.S. 5-Year Treasury Note	Short	(4,944,935)	(4,973,391)	(28,456)
3/11	55 U.S. 10-Year Treasury Note	Short	(6,607,217)	(6,643,829)	(36,612)
3/11	74 U.S. 30-Year Treasury Bond	Short	(8,852,250)	(8,926,250)	(74,000)

					$19,889

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(346)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,726)
Bank of America	MXN	26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(168,575)
Bank of America	PLN	10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	(63,636)
Bank of America	PLN	3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(70,728)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(3,144)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(3,182)
Barclays Bank PLC	MYR	26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(42,554)
Barclays Bank PLC	MYR	18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(88,518)
Barclays Bank PLC	MYR	10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(168,593)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	74,244
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	46,277
Barclays Bank PLC	PLN	24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	(79,042)
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	(3,497)
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	28,514
Barclays Bank PLC	THB	149,550	Pay	6-month THBFIX	3.21	10/4/20	(346,477)
Barclays Bank PLC	ZAR	53,700	Pay	3-month JIBOR	7.41	9/24/20	(544,343)
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	324,416
Citigroup Global Markets	MXN	48,000	Pay	Mexican Interbank Deposit Rate	6.86	11/10/20	(204,274)
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	3,962
Credit Suisse	MXN	42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	(46,863)
Credit Suisse	MXN	45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	(121,050)
Credit Suisse	MXN	41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(296,847)
Credit Suisse	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	103,007
Deutsche Bank	MYR	10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	(108,054)
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	14,175
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(5,663)
HSBC Bank USA	MXN	44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	(80,468)
HSBC Bank USA	THB	262,000	Pay	6-month THBFIX	2.67	10/21/15	(307,545)
HSBC Bank USA	THB	94,300	Pay	6-month THBFIX	3.26	8/19/20	(190,746)
HSBC Bank USA	THB	159,000	Pay	6-month THBFIX	3.50	11/25/20	(257,545)
JPMorgan Chase Bank	BRL	41,183	Pay	Brazilian Interbank Deposit Rate	11.41	7/2/12	(378,543)

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	MXN	50,500	Pay	Mexican Interbank Deposit Rate	5.31%	9/19/12	$(4,622)
JPMorgan Chase Bank	PLN	16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	(70,200)
JPMorgan Chase Bank	PLN	31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	(62,669)
JPMorgan Chase Bank	PLN	16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	(235,862)
JPMorgan Chase Bank	PLN	9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	(171,581)
JPMorgan Chase Bank	THB	108,000	Pay	6-month THBFIX	3.22	10/21/20	(252,432)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05	10/12/15	253,045
Standard Chartered Bank	BRL	19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(138,600)

							$(3,670,285)

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thailand Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$500	1.75%		3/20/18	2.97%	$(33,959)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.80	(10,773)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.80	(5,021)
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.34	(3,200)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.34	(5,018)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.34	(2,885)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.34	(3,888)
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.34	5,232
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.34	(3,376)
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.34	(3,947)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.30	5,081
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.34	(3,115)
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.34	(3,504)
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.34	(3,788)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.30	2,276

							$(69,885)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$1,498
Austria	Barclays Bank PLC	200	1.42		3/20/14	(5,060)
Brazil	Bank of America	350	1.00	(1)	6/20/20	767
Brazil	Bank of America	825	1.00	(1)	6/20/20	(5,624)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	24,242
Brazil	Bank of America	883	1.00	(1)	12/20/20	2,675
Brazil	Bank of America	387	1.00	(1)	12/20/20	1,484
Brazil	Bank of America	120	1.00	(1)	12/20/20	648
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(9,472)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	1,671
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	949
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	26,169
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	183
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	799
Brazil	Standard Chartered	800	1.00	(1)	12/20/20	8,401
Brazil	Standard Chartered	150	1.00	(1)	12/20/20	749

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Egypt	Bank of America	$550	1.00	%(1)	9/20/15	$48,714
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	11,221
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	48,360
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	12,660
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	12,136
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	80,719
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	29,457
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	22,538
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	11,671
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	7,186
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	7,010
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	9,501
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	127,143
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	74,714
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	12,597
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	6,305
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	7,114
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	32,251
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	(322)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	7,296
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	730
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	7,115
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	5,652
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	3,648
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	13,221
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	4,373
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	37,776
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	28,361
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	13,286
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	4,824
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	39,420
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	29,603
Malaysia	Bank of America	200	0.83		12/20/14	(1,765)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(18,035)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(3,373)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(18,518)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(4,989)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(12,291)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(9,007)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,041)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,733)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(6,005)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,080)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(3,198)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(7,777)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(9,677)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,733)
Russia	Bank of America	540	1.00	(1)	6/20/15	(17,271)
Russia	Bank of America	860	1.00	(1)	12/20/20	(1,839)
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	(686)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	275
Russia	Credit Suisse	200	1.00	(1)	3/20/15	376
Russia	Credit Suisse	300	1.00	(1)	6/20/15	1,049
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	(1,048)
South Africa	Bank of America	300	1.00	(1)	12/20/19	1,278
South Africa	Bank of America	775	1.00	(1)	12/20/20	11,007
South Africa	Bank of America	525	1.00	(1)	12/20/20	5,519
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	(651)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	1,072
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	9,053

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
South Africa	Barclays Bank PLC		$565	1.00	%(1)	12/20/20	$8,104
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	(1,304)
South Africa	Citigroup Global Markets		100	1.00	(1)	3/20/20	(974)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	720
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	(147)
South Africa	Credit Suisse		775	1.00	(1)	12/20/20	9,141
South Africa	Credit Suisse		790	1.00	(1)	12/20/20	7,691
South Africa	Credit Suisse		840	1.00	(1)	12/20/20	(8)
South Africa	Deutsche Bank		500	1.00	(1)	9/20/20	(2,075)
South Africa	Deutsche Bank		610	1.00	(1)	12/20/20	7,774
South Africa	Goldman Sachs, Inc.		815	1.00	(1)	12/20/20	9,735
South Africa	Goldman Sachs, Inc.		820	1.00	(1)	12/20/20	9,259
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,101)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(2,231)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	790
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	649
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(906)
Spain	Barclays Bank PLC		167	1.00	(1)	9/20/20	2,614
Spain	Barclays Bank PLC		700	1.00	(1)	12/20/20	7,568
Spain	Barclays Bank PLC		690	1.00	(1)	12/20/20	6,153
Spain	Barclays Bank PLC		300	1.00	(1)	12/20/20	3,133
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	24,287
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	16,330
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	24,705
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	16,330
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	22,760
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	76,779
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	5,975
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	2,634
Thailand	Barclays Bank PLC		400	0.97		9/20/19	13,565
Thailand	Citigroup Global Markets		400	0.86		12/20/14	3,404
Thailand	Citigroup Global Markets		200	0.95		9/20/19	7,082
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	1,624
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	(464)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	(296)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	31,772
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	17,640
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	(10,171)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	(11,917)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	1,379
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	3,951
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	(2,250)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	(2,306)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	(1,639)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	(2,006)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	(1,707)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	(8,929)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	313
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	688
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	460	1.00	(1)	12/20/15	(4,828)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	460	1.00	(1)	12/20/15	(4,955)

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	1,250	1.00	%(1)	12/20/15	$2,994
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	100	1.00	(1)	12/20/15	5,987
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,150	1.00	(1)	12/20/15	70,178
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	200	1.00	(1)	12/20/15	11,974
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00	(1)	12/20/15	24,190

							$1,107,929

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $10,165,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Deutsche Bank	COP	5,200,000	$2,728	6 Month USD- LIBOR-BBA	3.32%	12/17/13	$13,838

$13,838

COP	-	Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$175,110	$(149,060)
Commodity	Put Options Purchased	22,500

		$197,610	$(149,060)

Credit	Credit Default Swaps	$1,328,927	$(290,883)

		$1,328,927	$(290,883)

Equity	Put Options Purchased	$213,977	$—

		$213,977	$—

Foreign Exchange	Currency Options Purchased	$169,964	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,668,828	(3,837,205)

		$6,838,792	$(3,837,205)

Interest Rate	Cross-Currency Swaps	$13,838	$—
Interest Rate	Futures Contracts*	139,015	(145,176)
Interest Rate	Interest Rate Swaps	847,640	(4,517,925)

		$1,000,493	$(4,663,101)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$529,291,372

Gross unrealized appreciation	$9,647,895
Gross unrealized depreciation	(17,420,513)

Net unrealized depreciation	$(7,772,618)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$346,991,114	$266,434	$347,257,548
Collateralized Mortgage Obligations	—	5,142,832	—	5,142,832
Mortgage Pass-Throughs	—	29,986,984	—	29,986,984
U.S. Government Agency Obligations	—	7,223,863	—	7,223,863
Precious Metals	3,223,250	—	—	3,223,250
Currency Options Purchased	—	169,964	—	169,964
Put Options Purchased	—	236,477	—	236,477
Short-Term Investments —
Foreign Government Securities	—	85,894,848	7,657,378	93,552,226
U.S. Treasury Obligations	—	1,266,691	—	1,266,691
Other Securities	—	33,458,919	—	33,458,919

Total Investments	$3,223,250	$510,371,692	$7,923,812	$521,518,754

Forward Foreign Currency Exchange Contracts	$—	$6,668,828	$—	$6,668,828
Swaps Contracts	—	2,190,405	—	2,190,405
Futures Contracts	314,125	—	—	314,125

Total	$3,537,375	$519,230,925	$7,923,812	$530,692,112

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,837,205)	$—	$(3,837,205)
Swaps Contracts	—	(4,808,808)	—	(4,808,808)
Futures Contracts	(294,236)	—	—	(294,236)

Total	$(294,236)	$(8,646,013)	$—	$(8,940,249)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investment in
	Investment in	Short-Term
	Foreign	Foreign
	Government	Government
	Bonds	Bonds	Total
Balance as of October 31, 2010	$—	$—	$—
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(25,313)	(331,959)	(357,272)
Cost of purchases	—	6,799,962	6,799,962
Proceeds from sales	—	—	—
Accrued discount (premium)	77	115,975	116,052
Transfers to Level 3*	291,670	1,073,400	1,365,070
Transfers from Level 3*	—	—	—

Balance as of January 31, 2011	$266,434	$7,657,378	$7,923,812

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(25,313)	$(331,959)	$(357,272)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011